Borrowings - Aggregate principal amounts (Details) € in Thousands, ¥ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 MXN ($)
Borrowings
Borrowings	¥ 230,831			¥ 728,856					¥ 1,044,421
Short-term RMB borrowings one
Borrowings
Current borrowings	¥ 10,198,073			¥ 8,641,189					¥ 7,537,946
Short-term RMB borrowings one | Minimum
Borrowings
Interest rate	0.80%	0.80%	0.80%	0.92%	0.92%	0.92%	0.92%	0.92%	1.28%	1.28%
Short-term RMB borrowings one | Maximum
Borrowings
Interest rate	3.50%	3.50%	3.50%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Short-term RMB borrowings two
Borrowings
Current borrowings				¥ 571,391					¥ 96,635
Short-term RMB borrowings two | Minimum | Prime rate
Borrowings
Adjustment to interest rate basis				(0.20%)	(0.20%)	(0.20%)	(0.20%)	(0.20%)	0.65%	0.65%
Short-term RMB borrowings two | Maximum | Prime rate
Borrowings
Adjustment to interest rate basis				0.45%	0.45%	0.45%	0.45%	0.45%	1.80%	1.80%
Short-term MXN borrowings
Borrowings
Current borrowings | $					$ 858,174					$ 149,730
Short-term MXN borrowings | TIIE
Borrowings
Adjustment to interest rate basis									3.00%	3.00%
Short-term MXN borrowings | Minimum | TIIE
Borrowings
Adjustment to interest rate basis				2.50%	2.50%	2.50%	2.50%	2.50%
Short-term MXN borrowings | Maximum | TIIE
Borrowings
Adjustment to interest rate basis				3.75%	3.75%	3.75%	3.75%	3.75%
Short-term USD borrowings one
Borrowings
Current borrowings | $			$ 157,000
Short-term USD borrowings one | Minimum
Borrowings
Interest rate	4.64%	4.64%	4.64%
Short-term USD borrowings one | Maximum
Borrowings
Interest rate	5.74%	5.74%	5.74%
Short-term USD borrowings two
Borrowings
Current borrowings | $			$ 70,000					$ 159,715
Short-term USD borrowings two | Minimum | SOFR
Borrowings
Adjustment to interest rate basis	1.00%	1.00%	1.00%	0.80%	0.80%	0.80%	0.80%	0.80%
Short-term USD borrowings two | Maximum | SOFR
Borrowings
Adjustment to interest rate basis				2.50%	2.50%	2.50%	2.50%	2.50%
Short-term BRL borrowings
Borrowings
Current borrowings | R$		R$ 439,702				R$ 63,600
Short-term BRL borrowings | Minimum | CDI
Borrowings
Adjustment to interest rate basis	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Short-term BRL borrowings | Maximum | CDI
Borrowings
Interest rate	4.50%	4.50%	4.50%
Adjustment to interest rate basis				3.53%	3.53%	3.53%	3.53%	3.53%
Short-term EUR borrowings
Borrowings
Current borrowings | €							€ 2,567
Interest rate				5.88%	5.88%	5.88%	5.88%	5.88%
Long-term RMB borrowings one
Borrowings
Borrowings	¥ 45,316								¥ 830,700
Interest rate	3.50%	3.50%	3.50%
Long-term RMB borrowings one | Minimum
Borrowings
Interest rate									5.00%	5.00%
Long-term RMB borrowings one | Maximum
Borrowings
Interest rate									8.00%	8.00%
Long-term RMB borrowings two
Borrowings
Borrowings									¥ 71,257
Long-term RMB borrowings two | Minimum | Prime rate
Borrowings
Adjustment to interest rate basis									0.90%	0.90%
Long-term RMB borrowings two | Maximum | Prime rate
Borrowings
Adjustment to interest rate basis									1.80%	1.80%
Long-term MXN borrowings
Borrowings
Borrowings | $					$ 994,215					$ 340,703
Long-term MXN borrowings | TIIE
Borrowings
Adjustment to interest rate basis				6.63%	6.63%	6.63%	6.63%	6.63%	6.63%	6.63%
Long-term BRL borrowings
Borrowings
Borrowings | R$		R$ 121,667				R$ 236,193
Long-term BRL borrowings | Minimum | CDI
Borrowings
Adjustment to interest rate basis	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Long-term BRL borrowings | Maximum | CDI
Borrowings
Adjustment to interest rate basis	3.28%	3.28%	3.28%	4.50%	4.50%	4.50%	4.50%	4.50%
Long-term EUR borrowings
Borrowings
Borrowings | €							€ 8,986
Interest rate				5.88%	5.88%	5.88%	5.88%	5.88%